Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance account for plugging of wells
Balance at the beginning of the year	$ 66,699,388	$ 70,144,756	$ 77,125,513
(Decrease) capitalized in fixed assets	(920,616)	(3,573,843)	(13,834,388)
Unwinding of discount against income	4,638,600	4,647,200	4,454,106
Unrealized foreign exchange loss (gains)	(8,475,320)	(3,984,400)	2,454,810
Amount used	(824,946)	(534,325)	(55,285)
Balance at the end of the year	61,117,106	66,699,388	70,144,756
Allowance account for trials in progress
Balance at the beginning of the year	10,533,137	11,114,006	8,321,816
Additions against expenses	6,684,626	3,137,470	4,818,298
Provision cancellation	(4,901,474)	(3,704,499)	(2,025,221)
Amount used	119,803	(13,840)	(887)
Balance at the end of the year	12,436,092	10,533,137	11,114,006
Allowance costs for environmental costs
Balance at the beginning of the year	11,914,160	11,138,904	9,178,555
Additions against expenses	487,036	1,711,108	2,424,037
Cancellation against expenses	(2,613,047)	(856,047)	(407,671)
Amount used	(30,793)	(79,805)	(56,017)
Balance at the end of the year	$ 9,757,356	$ 11,914,160	$ 11,138,904